Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) DWT
DWT			159,500	456,000
Kamsarmax
DWT | DWT				328,000
Kamsarmax | South Korea | Expiry 07-30-2017 [Member]
DWT		82,000
Daily Base Rate	$ 15,500	$ 15,500	$ 15,500	$ 15,500
Year Vessel Built	2012
Panamax | CHINA | Expiry 01-03-2017 [Member]
DWT		77,500
Daily Base Rate	$ 14,000	$ 14,000	$ 14,000	$ 14,000
Year Vessel Built	2004